INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Domestic tax rate applicable to the Corporation	21.00%	21.00%	21.00%
Income taxes at domestic tax statutory rate	$ (90)	$ (119)	$ (139)
Change in valuation allowance	90	119	139
Deferred tax provision (recovery)	0	0	0
Statement [Line Items]
Net loss for the year, before income taxes	(4,492)	(8,844)	(6,576)
Bahamas [Member]
Statement [Line Items]
Net loss for the year, before income taxes	(4,065)	(7,379)	(5,914)
United States [Member]
Statement [Line Items]
Net loss for the year, before income taxes	$ (427)	$ (566)	$ (662)